Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash	€ 1,079,063	€ 911,015
Securities and time deposits	324,429	362,772
Cash and cash equivalents	1,403,492	1,273,787
Restricted cash	€ 26,467	€ 22,835